Note 4 -Business Segments, Sales of Products and Significant Customers - Schedule of Sales Information by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Sales by significant product type	$ 695,267	$ 724,255	$ 808,016
Doré and Metals from Doré [Member]
Segment Reporting Information [Line Items]
Sales by significant product type	211,321	255,608	313,337
Carbon [Member]
Segment Reporting Information [Line Items]
Sales by significant product type	4,333	2,607	4,117
Silver Concentrate [Member]
Segment Reporting Information [Line Items]
Sales by significant product type	356,941	329,165	345,732
Zinc Concentrate [Member]
Segment Reporting Information [Line Items]
Sales by significant product type	80,274	109,177	112,448
Precious Metals Concentrate [Member]
Segment Reporting Information [Line Items]
Sales by significant product type	42,398	27,698	32,382
UNITED STATES
Segment Reporting Information [Line Items]
Sales by significant product type	36,307	21,938	71,278
CANADA
Segment Reporting Information [Line Items]
Sales by significant product type	375,092	406,600	419,090
JAPAN
Segment Reporting Information [Line Items]
Sales by significant product type	52,744	51,375	63,588
KOREA
Segment Reporting Information [Line Items]
Sales by significant product type	127,590	107,828	203,115
CHINA
Segment Reporting Information [Line Items]
Sales by significant product type	$ 103,534	$ 136,514	$ 50,945